DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Principal terms of VIE Agreements (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥)
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of monthly net profits under Exclusive Business Cooperation Agreement	100.00%
Maximum equity holders' interests permitted under Exclusive Option Agreement	¥ 100
Minimum value of material assets for dispositions under Exclusive Option Agreement	¥ 100,000